Accounting Pronouncements (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Scheduled repayments of long-term debt (note 8)		$ 265,868	$ 641,070
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption				$ 0
Increase in prepaid expenses and other	$ 5,800	5,800
Decrease in accounts receivable	5,800	5,800
Increase in revenue from contract with customer	20,200	61,300
Revenue Sharing Arrangements | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease (increase) in cost of services	73,600	202,400
Cumulative effect of new accounting principle in period of adoption				0
Increase in revenue from contract with customer	73,600	202,400
Non-lease
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in contract with customer, liability		5,700
Non-lease | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption				0
Increase in revenue from contract with customer	1,900	5,700
Pre-operational costs | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption	5,400	5,400		$ 4,100
Increase in prepaid expenses and other	3,400	3,400
Increase in investments in and advance to joint ventures	2,000	2,000
Teekay Tankers | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in direct operating costs	20,200	61,300
Increase in revenue from contract with customer	$ 20,200	$ 61,300
Restatement Adjustment | Accounting Standards Update 2016-15 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Operating Activities			25,700
Scheduled repayments of long-term debt (note 8)			$ 25,700